                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number      811-21501
                                               ---------------------

                            ING Clarion Investors LLC
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               14 East 4th Street
                               New York, NY 10012
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Annemarie Gilly
                            ING Clarion Investors LLC
                                 230 Park Avenue
                               New York, NY 10169
             -----------------------------------------------------
                     (Name and address of agent for service)

    Registrant's telephone number, including area code:   1-212-505-2459
                                                       --------------------

             Date of fiscal year end:    December 31, 2004
                                     -----------------------------

             Date of reporting period:   December 31, 2004
                                      ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Report(s) to Stockholders.

ING Clarion Investors LLC
-----------------------------------------

Officers and Directors

Annemarie Gilly
Chief Executive Officer

Jeffrey Lazar
Chief Financial Officer and Treasurer

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

------------------------------------------

Custodian
         The Bank of New York
         2 Hanson Place
         Brooklyn, NY 11217

------------------------------------------

                                  Annual Report
                                December 31, 2004

ING Clarion Investors LLC
Financial Statements

For the period January 26, 2004 (commencement of operations) through December 31, 2004

Contents

Report of Independent Registered Public Accounting Firm ...........2

Statement of Assets, Liabilities and Members' Capital .............3
Statement of Operations ...........................................4
Statement of Changes in Members' Capital ..........................5
Statement of Cash Flows ...........................................6
Notes to the Financial Statements .................................7

Directors and Officers ............................................17

February 2005

ING CLARION INVESTORS LLC

Dear Member,

Enclosed is the Annual Report for ING Clarion Investors LLC. (the "Fund"). This report covers the period from January 26, 2004 (commencement of operations) through December 31, 2004. As of December 31, 2004, all of the Fund's assets were invested in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the "Cayman Partnership"), which in turn invests all of its assets in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the "Real Estate Partnership"). At December 31, 2004, the Fund's investment in the Cayman Partnership was valued at $16,510,268. At that date, the net asset value of the Cayman Partnership was $118,059,338, and the net asset value of the Real Estate Partnership was $155,111,157, which included investments in 69 mortgage-backed investments valued at $172,192,012 and deposits with a broker as collateral for investments sold, not yet purchased in the amount of $76,093,555. Liabilities primarily consisted of investments sold short of $75,359,183 and reverse repurchase agreements of $19,594,000.

Market Summary

The commercial property markets continue to show signs of a gradual recovery. The improving economy is facilitating the recovery and stabilization of property fundamentals, although the extent of the recovery varies considerably across sectors and markets. In the multifamily sector, the vacancy rate ended the year at 7.2%, continuing its decline from its cyclical peak of 7.4% experienced in Q4 2003. In the office sector, the direct vacancy rate decreased to 13.7% in Q4 2004 from 14.1% in the previous quarter, with the total availability rate decreasing to 15.4% from 16.4%, respectively. Retail was one of the best performing property sectors of 2004, with the year-end vacancy rate at 11.9%, which is significantly below the annual average experienced over the last 20 years of 14.1%. The industrial property sector continued to improve in the fourth quarter of 2004, with the vacancy rate decreasing to 10.1% from 10.3% in the previous quarter.

Investment Activity

$93 billion of commercial mortgage backed securities were issued during the twelve months ended December 31, 2004. As part of this, the Real Estate Partnership was offered 46 investment opportunities during the twelve months. The Real Estate Partnership pursued 24 of these deals. The Real Estate Partnership closed 8 transactions through December 31, 2004. These transactions included 49 investments from 8 securitization deals.

The Real Estate Partnership's general partner, ING Clarion Securitization GP, LLC, and its President, Daniel Heflin, have indicated they would be pleased to discuss with you any questions you may have regarding the Real Estate Partnership, its results or the markets generally. Please also feel free to contact me regarding the Fund and these financial statements.

Annemarie Gilly
Chief Executive Officer

             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of ING Clarion Investors LLC

We have audited the accompanying statement of assets, liabilities and members' capital of ING Clarion Investors LLC (the "Fund"), as of December 31, 2004, and the related statements of operations, changes in members' capital and cash flows for the period from January 26, 2004 (commencement of operations) to December 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Clarion Investors LLC at December 31, 2004, and the results of its operations, the changes in its members' capital, and its cash flows for the period from January 26, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                        Ernst & Young LLP


New York, New York
February 18, 2005

                            ING Clarion Investors LLC

              Statement of Assets, Liabilities and Members' Capital

                                December 31, 2004

Asset
Investment in the Cayman Partnership, at fair value                  $16,510,268
                                                                     -----------
Total assets                                                         $16,510,268
                                                                     ===========

Liabilities and Members' Capital
Members' capital                                                      16,510,268
                                                                     -----------

Total liabilities and members' capital                               $16,510,268
                                                                     ===========

Shares of Beneficial Interest:
     Shares issued and outstanding                                        39,918
     Net asset value per share                                       $    413.60


                      See notes to the financial statements

                            ING Clarion Investors LLC

                             Statement of Operations

For the period January 26, 2004 (Commencement of Operations) to December 31,
2004

Income and expenses allocated from investment in the Cayman
   Partnership
Interest income (including accretion of discount on
   investments of $364,637)                                                                   $ 1,743,337
Other income                                                                                       10,156
Expenses (net of reimbursement of expenses of $25,975)                                          (925,412)
                                                                                     ---------------------
Net investment income allocated from the Cayman Partnership                                       828,081

Fund expenses
Officer and director fees                                                     55,000
Professional fees                                                             51,851
                                                                ---------------------
                                                                             106,851
Less: Expenses borne by the Real Estate Partnership                        (106,851)
                                                                ---------------------
Net Fund expenses                                                                                       --

                                                                                     ---------------------
Net investment income                                                                             828,081

 Change in unrealized appreciation (depreciation) allocated
   from the Cayman Partnership from
Investments in securities                                                   (25,576)
Securities sold, not yet purchased                                            36,518
                                                                ---------------------
Change in unrealized appreciation allocated from the Cayman
  Partnership                                                                                      10,942
                                                                                     ---------------------
Net increase in members' capital from operations                                               $  839,023
                                                                                     =====================


                      See notes to the financial statements

                            ING Clarion Investors LLC

                    Statement of Changes in Members' Capital

For the period January 26, 2004 (Commencement of Operations) to December 31,
2004

Members' capital at beginning of period                             $        --
Capital contributions from members                                   27,331,875
Distributions to members                                            (11,660,630)
Offering costs allocated from the Cayman Partnership                    (10,184)
Reimbursed offering costs allocated from the Cayman Partnership          10,184
Net increase in members' capital from operations                        839,023
                                                                    -----------
Members' capital at end of period                                   $16,510,268
                                                                    ===========

Members' share transactions:
     Shares issued in connection with capital contributions              39,918
                                                                    ===========

                      See notes to the financial statements

                            ING Clarion Investors LLC

                             Statement of Cash Flows

For the period January 26, 2004 (Commencement of Operations) to December 31,
2004

Cash flows from operating activities
Net increase in members' capital from operations                                 $       839,023
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
     Net investment income allocated from the Cayman Partnership                        (828,081)
     Net change in unrealized appreciation allocated from the Cayman
      Partnership                                                                        (10,942)
     Contributions to the Cayman Partnership                                         (27,331,875)
     Distributions from the Cayman Partnership                                        11,660,630
                                                                                 ---------------
Net cash used in operating activities                                                (15,671,245)
                                                                                 ---------------

Cash flows from financing activities
Capital contributions from members                                                    27,331,875
Capital distributions to members                                                     (11,660,630)
                                                                                 ---------------
Net cash provided by financing activities                                             15,671,245
                                                                                 ---------------

Net change in cash                                                                            --
Cash, beginning of period                                                                     --
                                                                                 ---------------
Cash, end of period                                                              $            --
                                                                                 ===============

                      See notes to the financial statements

                            ING Clarion Investors LLC

                          Notes to Financial Statements

                                December 31, 2004


1. Organization

ING Clarion Investors LLC (the "Fund"), a Delaware limited liability company, was formed on January 26, 2004 and is a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the "Cayman Partnership"). The Cayman Partnership is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the "Real Estate Partnership"). The Real Estate Partnership is organized with the objective of achieving significant capital appreciation and current income by investing in a diversified portfolio of commercial real estate debt investments. The general partner of the Real Estate Partnership is ING Clarion Securitization GP, LLC, a Delaware limited liability company (the "General Partner"). The Fund does not have an investment adviser. All assets of the Fund are invested in the Cayman Partnership.

The Fund shall be dissolved upon the earlier of (i) dissolution of the Real Estate Partnership and (ii) at such time as is required by law.

2. Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. The Fund maintains its financial records in United States dollars. For financial reporting purposes, the Fund follows the accrual method of accounting.

Use of Estimates--Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Investment in the Cayman Partnership-- The Fund's investment in the Cayman Partnership is valued at the Fund's proportionate interest in the partners' capital of the Cayman Partnership. The performance of the Fund is directly affected by the performance of the Cayman Partnership, which in turn is directly affected by the performance of the Real Estate Partnership. As such, significant accounting policies of the Real Estate Partnership have been included.

                            ING Clarion Investors LLC

2. Summary of Significant Accounting Policies (continued)

Investment in the Cayman Partnership (continued)-- As of December 31, 2004, the Fund had a 14.0% ownership interest in the Cayman Partnership, which in turn had a 76.1% ownership interest in the Real Estate Partnership. Accordingly, the Fund had a 10.6% indirect interest in the Real Estate Partnership.

The Fund records contributions and withdrawals related to its investment in the Cayman Partnership on the trade date. The results of operations of the Fund, insofar as it results in changes in the Fund's investment, are reflected in the accompanying statement of operations.

Investment Valuation--The Real Estate Partnership's fixed income real estate investments' valuations are based on information with respect to transactions in such investments, pricing services, quotations from dealers, if available, market transactions in comparable real estate investments, credit quality and various relationships between investment values and yield to maturity. The value of investments for which market quotations are not readily available are determined in good faith at estimated fair value as determined by the General Partner of the Real Estate Partnership. These values may differ from the value that would have been used had a broader market for the investments existed and the differences could be material to the Real Estate Partnership's financial statements, and would also have a similar impact to the Fund's financial statements.

At December 31, 2004, 70.0% of the Real Estate Partnership's investments in subordinate commercial mortgage backed investments consisted of investments where market quotations were not readily available, and were deemed illiquid. These investments were valued by the General Partner of the Real Estate Partnership in good faith based on the factors described above at $120,551,895.

Cash and Cash Equivalents--The Fund considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

                            ING Clarion Investors LLC

2. Summary of Significant Accounting Policies (continued)

Organizational and Offering Expenses--Organizational expenses incurred in connection with the formation of the Real Estate Partnership are expensed as incurred. Offering costs are charged directly to the Real Estate Partnership's partners' capital as incurred. The General Partner of the Real Estate Partnership will bear the portion, if any, of organizational expenses and offering costs in excess of $1,000,000. For the year ended December 31, 2004, the Real Estate Partnership incurred additional organizational expenses and offering costs of $382,722 and $95,680, respectively. In 2004, the General Partner of the Real Estate Partnership reimbursed the Real Estate Partnership $244,030 and $95,680 for organizational expenses and offering costs, respectively, as the cumulative amount of such expenses incurred by the Real Estate Partnership exceeded the expense cap referred to above. The Fund's indirect portion of the organization and offering costs of the Real Estate Partnership during 2004 were $40,738 and $10,184, respectively, of which $25,975 and $10,184 were indirectly reimbursed, respectively, by the General Partner of the Real Estate Partnership.

Income Taxes-- The Fund is treated as a partnership for U.S. federal income tax purposes. As such, the Fund is not subject to U.S. federal income tax at the entity-level, although it will be required to file an annual information return with the Internal Revenue Service (the "IRS"). Each Member will take into account its distributive share of each item of the Fund's income, gain, loss and credit.

3. General Partner Management Fees

The General Partner of the Real Estate Partnership is responsible for the management of the Real Estate Partnership. The General Partner is paid a management fee of 1.5% per annum of the commitment of each limited partner in the Real Estate Partnership during the commitment period, as defined in the partnership agreement; thereafter, the management fee is equal to 1.5% of the unreturned funded commitments of each limited partner. For the period from January 26, 2004 (commencement of operations) to December 31, 2004 the Fund's share of the management fees incurred by the Real Estate Partnership and paid to the General Partner was $864,023.

                            ING Clarion Investors LLC

3. General Partner Management Fees (continued)

In accordance with the Real Estate Partnership's partnership agreement, management fees shall be reduced by the sum of (a) all placement agency fees paid by the Real Estate Partnership and (b) the amount of fees, net of out-of-pocket expenses, received by the General Partner of the Real Estate Partnership or its affiliates for services rendered in connection with the resecuritization of any Real Estate Partnership investment. During 2004, no fees were received by the General Partner of the Real Estate Partnership or its affiliates with respect to clause (a) or (b) above.

The General Partner of the Real Estate Partnership is also entitled to an incentive allocation of profits of the Real Estate Partnership (as described in Note 4) of up to 20% if certain return thresholds are met. For 2004, the General Partner of the Real Estate Partnership did not receive such an allocation. Accordingly, there was no indirect incentive allocation to the Fund.

In accordance with its partnership agreement, operating expenses of the Real Estate Partnership as well as the direct operating expenses of the Cayman Partnership and the Fund are borne by the Real Estate Partnership and allocated pro rata to each entity based on their respective committed capital. The Fund's allocation of such aggregate expenses is included in the Statement of Operations under the caption "Income and expenses allocated from investment in the Cayman Partnership". In addition, the Statement of Operations also reflects the identifiable direct expenses of the Fund and a corresponding offset for such Fund expenses borne by the Real Estate Partnership.

4. Members' Capital

Pursuant to the Fund's Operating Agreement, all distributions of amounts that represent current income, net proceeds from dispositions, and all distributions of investments in kind shall be apportioned among the members in proportion to their respective interests with respect to the investment, giving rise to the particular distribution.

                            ING Clarion Investors LLC

4. Members' Capital (continued)

Pursuant to the Real Estate Partnership's partnership agreement, distributions of current income, proceeds from dispositions and in-kind distributions will be allocated in proportion to and to the extent of: (i) the limited partner's funded commitment, (ii) the limited partner's preferred return of 9% per annum (compounded annually) of their funded commitment, (iii) 50% to the limited partner and 50% to the general partner until the aggregate General Partner distributions equal 20% of limited partner distributions and (iv) 80% to the limited partner and 20% to the General Partner (referred to as its incentive allocation). The Fund's Members' Capital will be decreased by its pro-rata share of the incentive allocation to the General Partner of the Real Estate Partnership.

The Fund is authorized to issue up to $200,000,000 in shares of beneficial interest. Shares of beneficial interest in connection with capital contributions were initially issued at $1,000 per share. Distributions to members do not result in a reduction in the shares of beneficial interest outstanding. The Fund has total capital commitments from Members of $30,078,065, of which $16,334,913 or 54% was contributed as of December 31, 2004. The Fund will have subscriptions equal to any capital call sufficient to meet capital calls of the Cayman Partnership.

In accordance with the Operating Agreement, a portion of the contributions of new members to the Fund are distributed to existing members as a reallocation of expenses. During the year ended December 31, 2004, the Fund distributed $106,312 to Real Estate Partnership and Cayman Partnership Limited Partners for their allocated share of reimbursed 2003 Real Estate Partnership expenses which were contributed by Fund Members during 2004. The above amount is included in distributions in the statement of changes in members' capital.

5. Investment in the Cayman Partnership

The Real Estate Partnership has total capital commitments of $282,578,065 as of December 31, 2004. At December 31, 2004, the Cayman Partnership's net assets were $118,059,338, comprised solely of its investment in the Real Estate Partnership. The Fund's share of the capital commitments to the Real Estate Partnership, through its direct capital commitment to the Cayman Partnership, is $30,078,065 of which $16,334,913 or 54% was contributed as of December 31, 2004.

                            ING Clarion Investors LLC

6. Summary Financial Information of the Real Estate Partnership

As of December 31, 2004, the Real Estate Partnership has invested in 69 tranches of 13 commercial mortgage backed investments, for a total purchase price of $168,640,327, a total face amount of $399,505,417 with coupons ranging from 4.690% to 5.700%. The following table shows the Real Estate Partnership's investments at December 31, 2004.


Investments in securities                                                            Face Amount           Value
Commercial Mortgage Backed Investments (111.01% (c))
United States:
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36                          $  36,887,484  (a) $ 14,820,033
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36                             12,845,000    (b)  9,255,230
Wachovia Bank Commercial Mortgage Trust, 5.100%, 8/15/41                               25,255,508    (a)  8,538,444
Wachovia Bank Commercial Mortgage Trust, 5.100%, 8/15/41                               11,958,000    (b)  9,110,404
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41                              24,543,900    (a)  8,974,903
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41                               8,662,000    (b)  6,470,785
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42                                          24,496,705    (a)  9,990,929
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42                                           7,199,000         5,287,802
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37                20,430,000    (a)  7,062,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37                 9,614,000    (b)  6,063,548
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38                26,052,997    (a)  9,253,703
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38                 3,908,000         2,619,581
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41                             13,897,068    (a)  4,919,904
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41                              8,616,500    (b)  6,629,255
CS First Boston Mortgage Securities Corp., 5.226% - 5.331%, 12/15/36                   29,956,490    (a) 10,962,967
Wachovia Bank Commercial Mortgage Trust, 5.238% - 5.357%, 11/15/35                     21,921,293    (a)  9,136,884
Wachovia Bank Commercial Mortgage Trust, 5.238% - 5.357%, 11/15/35                      2,500,000         1,805,664
LB UBS Commercial Mortgage Trust, 5.074%, 7/15/37                                      28,943,893    (a) 10,582,760
Wachovia Bank Commercial Mortgage Trust, 5.447% - 5.700%, 10/15/35                     30,576,247    (a) 10,242,868
Wachovia Bank Commercial Mortgage Trust, 4.932% - 5.096%, 4/15/35                      29,518,535    (a) 10,144,139
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/40                                   15,930,797    (a)  5,922,203
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/40                                    5,792,000    (b)  4,397,848
                                                                                                   -----------------
  Total commercial mortgage backed investments (111.01% (c))
    (amortized cost $172,432,291)                                                                  $    172,192,012
                                                                                                   =================

(a) Investments are deemed illiquid and have been fair valued at December 31, 2004.
(b) Investments, or portion thereof, with an aggregate fair value of $27,132,582 have been segregated to collateralize reverse repurchase agreements.
(c) Represents percentage of partners' capital of the Real Estate Partnership at December 31, 2004.

                            ING Clarion Investors LLC

6. Summary Financial Information of the Real Estate Partnership (continued)

The credit ratings of the Real Estate Partnership's commercial mortgage backed investments are summarized below:

Summary of Rating  (Unaudited) - December 31, 2004             Percentage of Value by Rating (1)
--------------------------------------------------        --------------------------------------------
Issuer                                                      BB+     BB     BB-     B+      B      B-      NR    Total
------                                                    --------------------------------------------------------------
CS First Boston Mortgage Securities Corp                      0.0%   2.1%    3.2%  5.0%    2.5%    1.2%   6.3%    20.3%

LB UBS Commercial Mortgage Trust                              0.0%   0.0%    0.0%  0.0%    1.3%    1.2%   3.6%     6.1%

Merrill Lynch Mortgage Trust                                  0.0%   1.1%    2.0%  1.7%    0.8%    1.1%   2.2%     8.9%

J.P. Morgan Chase Commercial Mortgage Securities Corp.        0.0%   1.5%    3.6%  2.6%    1.9%    0.9%   4.1%    14.6%

Bank of America Commercial Mortgage Inc.                      1.6%   1.6%    0.6%  0.9%    0.5%    0.4%   1.1%     6.7%

Citigroup Commercial Mortgage Trust                           0.0%   1.4%    1.2%  1.0%    0.4%    0.6%   1.4%     6.0%

Wachovia Bank Commercial Mortgage Trust                       1.9%   3.3%    4.9%  5.3%    5.2%    4.4%  12.4%    37.4%
                                                          --------------------------------------------------------------
                                                              3.5%  11.0%   15.5%  16.5%  12.6%    9.8%   31.1%  100.0%
                                                          ==============================================================

(1): Based on total investments
NR: Not rated

The Real Estate Partnership had the following investments sold, not yet purchased at December 31, 2004:

Securities Sold, Not Yet Purchased:

Face Amount                             U.S Treasury Notes and Bonds                              Value
($71,800,000)                           U.S.Treasury, 4.75%, 05/15/14                             ($74,840,281)
    (434,000)                           U.S. Treasury, 6.25%, 05/15/30                                (518,902)
                                                                                           ---------------------
Total securities sold, not yet purchased (proceeds $75,702,262)                                   ($75,359,183)
                                                                                           =====================

The Real Estate Partnership had the following reverse repurchase agreement open at December 31, 2004:

Reverse Repurchase Agreement:

Broker                                            Interest Rate             Maturity                   Amount
Bear, Stearns & Co. Inc.                              3.17%                 01/23/05                $19,594,000

                            ING Clarion Investors LLC

7. Market and Other Risk Factors

As an indirect investor in the Real Estate Partnership, the Fund is subject to the same market and other risk factors as the Real Estate Partnership. Below are the market and other risk factors related to the Real Estate Partnership.

At December 31, 2004, the Real Estate Partnership's schedule of investments is comprised primarily of non-investment grade interests of commercial mortgage-backed investments and may also include subordinated interests of individual loans secured by commercial real estate commonly referred to as High Yield Real Estate Debt. As a result the Real Estate Partnership is subject to market and other risk factors, including, but not limited to the following:

General Economic and Real Estate Risks -- General economic and real estate conditions may result in occasional or permanent reductions in the value of the Real Estate Partnership's assets.

Credit Risk -- There are no restrictions on the credit quality of the investments in the Real Estate Partnership. Subordinated investments have significant uncertainties and increased exposure to adverse conditions, and are considered to be speculative. Investments in subordinated interests may involve greater risk of default than senior classes of the issue or series. At December 31, 2004, approximately 31% of the total fair value of investments was invested in unrated subordinate commercial mortgage backed investments.

Liquidity Risk -- The Real Estate Partnership's schedule of investments is comprised primarily of illiquid investments, which may cause the Real Estate Partnership to retain certain investments longer than anticipated or to dispose of assets at a value less than anticipated.

Hedging Risk - The Real Estate Partnership's hedging instruments may not be effective due to many possible factors, including basis risk and credit deterioration of the Real Estate Partnership's assets.

Other risks include counterparty risk, interest rate risk and prepayment and extension risk, all of which could impact the anticipated yield or return on the Real Estate Partnership's investments.

                            ING Clarion Investors LLC

7. Market and Other Risk Factors (continued)

Investments sold, not yet purchased represent transactions in which the Real Estate Partnership sells investments it does not own and is obligated to repurchase the investments at their market value at the time of replacement. Potential losses from investments sold, not yet purchased may be unlimited.

As of December 31, 2004, the Real Estate Partnership had $75,359,183 in hedging instruments outstanding comprised of U.S. Treasury investments sold for proceeds of $75,702,262, not yet purchased.

Reverse repurchase agreements are transactions whereby investments are sold under agreements to repurchase. Such transaction is treated in the Real Estate Partnership's financial statements as a collateralized financing transaction. If the counterparty to the reverse repurchase agreement fails financially, there is a risk of delay in recovery of the investments or loss of rights in the collateral. As such, all transactions to repurchase investments are with major financial institutions. At December 31, 2004 reverse repurchase agreements are stated at their respective market values in the Real Estate Partnership's statement of financial condition and are presented in detail in the Real Estate Partnership's schedule of investments, which is included in Note 6 of these financial statements. Accrued interest on these transactions is reflected as interest payable in the Real Estate Partnership's statement of financial condition.

8. Indemnities

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Financial Highlights

The following represents the per share operating performance for a share of beneficial interest outstanding throughout the period, the ratios to average members' capital and internal rate of return information for the period from January 26, 2004 (Commencement of Operations) to December 31, 2004:

                            ING Clarion Investors LLC

9. Financial Highlights (continued)

          Net asset value, beginning of period                  $  1,000.00
             Income from investment operations
                 Net investment income (1)                            31.87
                 Net realized and unrealized gain                     58.23
                                                                -----------
                    Total income from investment operations           90.10
                                                                -----------

             Distributions to members                               (676.50)
                                                                -----------
          Net asset value, end of period                        $    413.60
                                                                ===========

          Ratios to average members' capital:
             Expenses                                                  7.94%
            Expense without reimbursements                             9.08%
             Net investment income                                     7.10%
            Net investment income without reimbursements               5.96%

          Members' Capital                                      $16,510,268
          Total Return                                                 6.45%

          Portfolio Turnover Rate                                      0.00%

          Internal rate of return:
            Since inception (2)                                        6.80%

      (1) Calculated based upon average shares outstanding throughout the period.
      (2)   Supplemental information.

The ratios and total return are calculated based on average members' capital taken as a whole and are not annualized for periods less than one year.

10. Subsequent Events

On February 4, 2005 the Fund distributed $377,344 to its Members.

                            ING Clarion Investors LLC

                             DIRECTORS AND OFFICERS
                                   (unaudited)

The directors and executive officers of ING Clarion Investors LLC and their principal occupations during the past five years are:

                                                    Independent Directors*
-------------------------- ------------- ------------------ ----------------------- ---------------- -----------------------
                                                                                       Number of
                                                                                     Portfolios in
      Name, Address        Position(s)    Term of Office          Principal          Fund Complex
         and Age            Held with      and Length of     Occupation(s) During     Overseen by     Other Directorships
                               Fund         Time Served          Past 5 Years          Director         Held by Director
-------------------------- ------------- ------------------ ----------------------- ---------------- -----------------------
Steven N. Fayne            Director      Until death,       Managing Director,             1         Clarion Value Fund
                                         resignation or     GMAC Commercial                          Master, LLC; Clarion
(age 53)                                 removal.           Mortgage; formerly,                      CMBS Value Fund,
                                         Elected January    Managing Director,                       Inc.; Clarion Total
                                         2004.              ARCS Affordable                          Return Fund;
                                                            Housing
-------------------------- ------------- ------------------ ----------------------- ---------------- -----------------------
I. Trevor Rozowsky         Director      Until death,       Executive Vice                 1         Clarion Value Fund
                                         resignation or     President,  Lydian                       Master, LLC; Clarion
(age 43)                                 removal.           Trust Company;                           CMBS Value Fund,
                                         Elected January    President and CEO,                       Inc.; Clarion Total
                                         2004.              Lydian Private Bank;                     Return Fund;
                                                            Formerly, Senior Vice
                                                            President, Ocwen
                                                            Financial Corp.
-------------------------- ------------- ------------------ ----------------------- ---------------- -----------------------

      * Not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                                                           Officers

------------------------- ------------------------- ------------------------------ ----------------------------------------
 Name, Address and Age     Position(s) Held with    Term of Office and Length of    Principal Occupation(s) During Past 5
                                    Fund                     Time Served                            Years
------------------------- ------------------------- ------------------------------ ----------------------------------------
Annemarie Gilly           President and Chief       Until death, resignation or    Director of Investor Relations,
                          Executive Officer         removal; since March 2004      Globeop Financial Services,Inc.;
                                                                                   Formerly, Founding Partner, Gilly and
                                                                                   Lazar Consultants; Head of
                                                                                   Relationship Management, The Bank of
                                                                                   New York; Director of Client Services,
                                                                                   Zweig-DiMenna Associates, LLC
------------------------- ------------------------- ------------------------------ ----------------------------------------
Jeffrey Lazar             Chief Financial           Until death, resignation or    Founding Partner, Gilly and Lazar
                          Officer, Secretary,       removal; since March 2004      Consultants; Formerly, Executive Vice
                          Treasurer and                                            President, Treasurer and Chief
                          Compliance Officer                                       Financial Officer, Zweig Advisors Inc.
------------------------- ------------------------- ------------------------------ ----------------------------------------

      Additional information about the Directors is available in the Statement of Additional Information of the Fund's Form N-2 dated August 4, 2004, which is available from the Fund at no charge by calling (212) 505-2459.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2688 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2688 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer.

Copies of registrant's code of ethics may be requested free of charge by calling
(212) 505-2459.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the registrant has designated I. Trevor Rozowsky as the Audit Committee Financial Expert. Mr. Rozowsky is considered by the Board to be an independent director.

Item 4.  Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the period since commencement of operations (January 26th 2004) through December 31, 2004 for professional services rendered by the registrant's principal accountant were as follows:

                                                       2004
                          Audit Fees                $ 15,000
                          Audit-Related Fees        $   -0-
                          Tax Fees                  $   -0-
                          All Other Fees            $   -0-

         Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, in particular the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors.

(e)(1) The registrant's audit committee's pre-approval policies and procedures are as follows:

         The audit committee approves the engagement of the independent accountants for each fiscal year of the registrant in the manner and within the period specified by the Investment Company Act. Non-audit services performed by the independent accounts with respect to the registrant and specified affiliates are subject to pre-approval by the audit committee, with the proviso that members of the committee may make certain ad hoc approvals subject to later ratification by the full committee.

(e)(2) No services included in (b) - (d) (i.e., "audit-related fees", "tax fees" and "all other fees") above were approved pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant were $0 in 2004 (from commencement of operations on January 26, 2004). Because the registrant has no investment adviser (and did not have an investment adviser for the specified period), the registrant reports that no fees were billed in 2004 by the registrant's principal accountant for non-audit services rendered to its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h) Because the registrant has no investment adviser (and did not have an investment adviser for the specified period), registrant's audit committee has not had to consider the matters specified by this sub-item (h).

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

To the extent the registrant is requested to vote or consent on any matter initiated by a company in which it holds an interest, the registrant, though its officers, intends to vote for the outcome deemed to maximize economic value to the registrant. In doing so, the officers are instructed to consider potential conflicts between the interests of the registrant's shareholders and those of the officers and, as necessary, to consult the registrant's board of directors. The registrant's Compliance Officer is responsible for assuring any such vote or consent is addressed in a timely fashion.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11.  Exhibits.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING  Clarion Investors LLC
             --------------------------

By: /s/ Annemarie Gilly
   -------------------------------------------------
Name:    Annemarie Gilly
Title:   President and Chief Executive Officer
Date:    March 8, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Annemarie Gilly
   -------------------------------------------------
Name:    Annemarie Gilly
Title:   President and Chief Executive Officer
Date:    March 8, 2005

By: /s/ Jeff Lazar
   -------------------------------------------------
Name:    Jeff Lazar
Title:   Treasurer and Chief Financial Officer
Date:    March 8, 2005


                            STATEMENT OF DIFFERENCES

The section symbol shall be expressed as....................................'SS'